Long-term debt - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 2,414,935	$ 2,141,801
Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	141,054	156,141
Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,273,881	$ 1,985,660
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,443,228
Carrying amount | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,660
Carrying amount | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,796
Carrying amount | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	715,173
Carrying amount | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,026
Carrying amount | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	716,210
Carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	968,363
Carrying amount | Other limited recourse debt facilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	143,228
Carrying amount | Other limited recourse debt facilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,660
Carrying amount | Other limited recourse debt facilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	13,796
Carrying amount | Other limited recourse debt facilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	15,173
Carrying amount | Other limited recourse debt facilities | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,026
Carrying amount | Other limited recourse debt facilities | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	16,210
Carrying amount | Other limited recourse debt facilities | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	68,363
Carrying amount | Unsecured notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	2,300,000
Carrying amount | Unsecured notes | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	700,000
Carrying amount | Unsecured notes | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	0
Carrying amount | Unsecured notes | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	700,000
Carrying amount | Unsecured notes | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	$ 900,000